CASH FLOW STATEMENT - Cash (inflows)/outflows arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	$ 865	$ 401	$ 770
Borrowings of bank loans	(1,290)	(394)	(623)
Repayment of lease liabilities	46
Cash outflow from other	2	8	(24)
Dividends	318	321	269
Purchase of own shares	63	48	52
Proceeds from own Shares/issue of ordinary shares	(11)	(13)	(10)
Net cash used in financing activities	(7)	371	434
Debt
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	865	401	770
Borrowings of bank loans	(1,290)	(394)	(623)
Repayment of lease liabilities	46
Cash outflow from other	2	8	(24)
Net cash used in financing activities	(377)	15	123
Equity
Disclosure Of Cash Flow Statement [line items]
Dividends	318	321	269
Purchase of own shares	63	48	52
Proceeds from own Shares/issue of ordinary shares	(11)	(13)	(10)
Net cash used in financing activities	$ 370	$ 356	$ 311